Net Loss Per Share - Schedule of Net Loss Per Share (Parenthetical) (Details) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Jun. 26, 2021	Dec. 26, 2020
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount, shares	271.5	272.7	25,200,000
Shares outstanding on unvested management incentive units			9,300,000
Weighted average unsatisfied distribution threshold			$ 5.91
Management Incentive Units | Class A Common Stock
Earnings Per Share [Line Items]
Conversion of outstanding shares			5,400,000
LLC Units
Earnings Per Share [Line Items]
Conversion of outstanding shares			267,100,000